13F-HR
6/30/04

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy		New York, New York August 2, 2004

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value total:	$153,474

List of Other Included Managers:

No.	13F File Number		Name




















FORM 13F INFORMATION TABLE
































































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY









(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE



































AMR

COM

001765106

4844

400000

SH



Sole



400000



Abercrombie and Fitch Co.

COM

002896207

6072

156700

SH



Sole



156700



Amgen Inc

COM

031162100

15909

291540

SH



Sole



291540



Armstrong Holdings Inc.

COM

042384107

1054

792500

SH



Sole



792500



BE Aerospace

COM

073302101

7580

1000000

SH



Sole



1000000



Caremarx RX

COM

141705103

8235

250000

SH



Sole



250000



Christopher & Banks Corp

COM

171046105

715

40400

SH



Sole



40400



Citigroup Inc

COM

172967101

11625

250000

SH



Sole



250000



EMC Corporation

COM

268648102

6840

600000

SH



Sole



600000



Enpro Industries

COM

29355X107

23440

1020000

SH



Sole



1020000



Flowserve Corporation

COM

34354P105

7841

314400

SH



Sole



314400



Goodrich Corporation

COM

382388106

4526

140000

SH



Sole



140000



Home Depot Inc

COM

437076102

8800

250000

SH



Sole



250000



Leapfrog Enterprises Inc

COM

52186N106

995

50000

SH



Sole



50000



Martek Biosciences Corp

COM

572901106

2809

50000

SH



Sole



50000



Medtronic Inc

COM

585055106

5846

120000

SH



Sole



120000



Nike Class B

Class B

654106103

4545

60000

SH



Sole



60000



Par Pharmaceutical

COM

69888P106

1056

30000

SH



Sole



30000



Quest Diagnostics Inc

COM

74834L100

6796

80000

SH



Sole



80000



Sanmina-SCI Corp

COM

800907107

7186

789619

SH



Sole



789619



Siebel Systems Inc

COM

826170102

2566

240000

SH



Sole



240000



Solutia

COM

834376105

622

2703100

SH



Sole



2703100



Titanium Metals
Corporation

COM

888339108

11180

120800

SH



Sole



120800



Whitehall Jewellers Inc

COM

965063100

2392

319800

SH



Sole



319800


